DESCRIPTION OF PLAN - Notes Receivable from Participants (Details) - 401(K) Plan	12 Months Ended
Dec. 31, 2025 USD ($)
DESCRIPTION OF PLAN
Note receivable, minimum borrowing amount	$ 1,000
Note receivable, maximum borrowing amount	$ 50,000
Note receivable, maximum borrowing percentage	50.00%
Minimum
DESCRIPTION OF PLAN
Loan interest rate	4.25%
Maximum
DESCRIPTION OF PLAN
Loan interest rate	9.50%